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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):         [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lonestar Capital Management, LLC
Address:   One Maritime Plaza, Suite 1105
           San Francisco, CA 94111

Form 13F File Number: 28-11133

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Yedi Wong
Title:    Chief Financial Officer
Phone:    (415) 362-7677

Signature, Place, and Date of Signing:


  /s/ Yedi Wong          San Francisco, CA           February 14, 2011
 ------------------
      Yedi Wong

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                     FORM 13F SUMMARY PAGE
Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   63

Form 13F Information Table Value Total:   $976,968
                                          (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                       13F Information Table
COLUMN 1                      COLUMN 2         COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6     COLUMN 7       COLUMN 8
 -------                      --------         --------   --------         --------        --------     --------       --------
                                                          VALUE      SHRS or   SH/  PUT/   INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP     (x$1000)    PRN AMT   PRN  CALL   DISCRETION   MANAGERS  SOLE  SHARED  NONE
--------------                --------------   -----      ------     -------   ---  ----   ----------   --------  ----  ------  ----
A H BELO CORP                 COM CL A         001282102   7,090     815,000   SH          SOLE         NONE     815,000
AGNICO EAGLE MINES LTD        COM              008474108  11,505     150,000   SH          SOLE         NONE     150,000
ANADARKO PETE CORP            COM              032511107  15,232     200,000   SH          SOLE         NONE     200,000
ANNTAYLOR STORES CORP         COM              036115103  10,271     375,000   SH          SOLE         NONE     375,000
APOLLO GROUP INC              CL A             037604105  11,847       3,000   SH   CALL   SOLE         NONE       3,000
AVIAT NETWORKS INC            COM              05366Y102   2,662     525,100   SH          SOLE         NONE     525,100
BP PLC                        SPONSORED ADR    055622104  13,251     300,000   SH          SOLE         NONE     300,000
BABCOCK & WILCOX CO NEW       COM              05615F102   7,058     275,800   SH          SOLE         NONE     275,800
BARCLAYS BK PLC               IPTH S&P VIX NEW 06740C261  22,566     600,000   SH          SOLE         NONE     600,000
BARRICK GOLD CORP             COM              067901108  10,370     195,000   SH          SOLE         NONE     195,000
BLYTH INC                     COM NEW          09643P207   2,348      68,100   SH          SOLE         NONE      68,100
CANADIAN NAT RES LTD          COM              136385101   9,772     220,000   SH          SOLE         NONE     220,000
CHEMTURA CORP                 COM NEW          163893209   7,990     500,000   SH          SOLE         NONE     500,000
CHICOS FAS INC                COM              168615102   2,406     200,000   SH          SOLE         NONE     200,000
CHRISTOPHER & BANKS CORP      COM              171046105     615     100,000   SH          SOLE         NONE     100,000
CISCO SYS INC                 COM              17275R102  60,690      30,000   SH   CALL   SOLE         NONE      30,000
CITIGROUP INC                 COM              172967101  18,920   4,000,000   SH          SOLE         NONE   4,000,000
CLEARWATER PAPER CORP         COM              18538R103  15,660     200,000   SH          SOLE         NONE     200,000
COMPUCREDIT HLDGS CORP        NOTE 3.625% 5/3  20478NAB6  22,230  26,000,000   PRN         SOLE         NONE  26,000,000
CURRENCYSHARES CDN DLR TR     CDN DOLLARS SHS  23129X105  99,540      10,000   SH   PUT    SOLE         NONE      10,000
CURRENCYSHS JAPANESE YEN TR   JAPANESE YEN     23130A102 146,100      12,000   SH   PUT    SOLE         NONE      12,000
DEX ONE CORP                  COM              25212W100  13,428   1,800,000   SH          SOLE         NONE   1,800,000
DISCOVERY COMMUNICATNS NEW    COM SER C        25470F302  44,028   1,200,000   SH          SOLE         NONE   1,200,000
DISH NETWORK CORP             CL A             25470M109   2,458     125,000   SH          SOLE         NONE     125,000
EMC CORP MASS                 COM              268648102   6,870     300,000   SH          SOLE         NONE     300,000
E TRADE FINANCIAL CORP        COM NEW          269246401   3,200     200,000   SH          SOLE         NONE     200,000
EDUCATION MGMT CORP NEW       COM              28140M103   9,050     500,000   SH          SOLE         NONE     500,000
GT SOLAR INTL INC             COM              3623E0209   4,560     500,000   SH          SOLE         NONE     500,000
GAP INC DEL                   COM              364760108  13,284     600,000   SH          SOLE         NONE     600,000
GOLDCORP INC NEW              COM              380956409  11,495     250,000   SH          SOLE         NONE     250,000
GRAPHIC PACKAGING HLDG CO     COM              388689101  31,647   8,135,351   SH          SOLE         NONE   8,135,351
HAWAIIAN HOLDINGS INC         COM              419879101  10,192   1,300,000   SH          SOLE         NONE   1,300,000
ISHARES INC                   MSCI BRAZIL      464286400  38,700       5,000   SH   PUT    SOLE         NONE       5,000
ISHARES SILVER TRUST          ISHARES          46428Q109  15,090       5,000   SH   CALL   SOLE         NONE       5,000
JPMORGAN CHASE & CO           COM              46625H100  10,605       2,500   SH   PUT    SOLE         NONE       2,500
JONES GROUP INC               COM              48020T101   3,108     200,000   SH          SOLE         NONE     200,000
KKR FINANCIAL HLDGS LLC       COM              48248A306   6,510     700,000   SH          SOLE         NONE     700,000
LIBERTY MEDIA CORP NEW        LIB STAR COM A   53071M708   6,648     100,000   SH          SOLE         NONE     100,000
LIZ CLAIBORNE INC             COM              539320101   5,012     700,000   SH          SOLE         NONE     700,000
MI DEVS INC                   CL A SUB VTG     55304X104   6,775     250,000   SH          SOLE         NONE     250,000
MCCLATCHY CO                  CL A             579489105   1,168     250,000   SH          SOLE         NONE     250,000
MERCER INTL INC               COM              588056101  10,075   1,300,000   SH          SOLE         NONE   1,300,000
MICROSOFT CORP                COM              594918104  11,164     400,000   SH          SOLE         NONE     400,000
MICROSOFT CORP                COM              594918104  27,910      10,000   SH   CALL   SOLE         NONE      10,000
MUELLER INDS INC              COM              624756102   3,270     100,000   SH          SOLE         NONE     100,000
NEW YORK TIMES CO             CL A             650111107   4,900     500,000   SH          SOLE         NONE     500,000
NORDION INC                   COM              65563C105  16,629   1,460,000   SH          SOLE         NONE   1,460,000
OXFORD INDS INC               COM              691497309   1,537      60,000   SH          SOLE         NONE      60,000
PACER INTL INC TENN           COM              69373H106   8,208   1,200,000   SH          SOLE         NONE   1,200,000
POWERSHARES QQQ TRUST         UNIT SER 1       73935A104  27,230       5,000   SH   PUT    SOLE         NONE       5,000
SPDR GOLD TRUST               GOLD SHS         78463V107  13,872     100,000   SH          SOLE         NONE     100,000
SPDR GOLD TRUST               GOLD SHS         78463V107  34,680       2,500   SH   CALL   SOLE         NONE       2,500
SAUER-DANFOSS INC             COM              804137107   7,063     250,000   SH          SOLE         NONE     250,000
SILVER STD RES INC            COM              82823L106   2,822     100,000   SH          SOLE         NONE     100,000
TALBOTS INC                   *W EXP 04/09/201 874161110   1,081     824,999   SH   CALL   SOLE         NONE     824,999
TECUMSEH PRODS CO             CL A             878895200   5,254     402,592   SH          SOLE         NONE     402,592
TIVO INC                      COM              888706108   3,452     400,000   SH          SOLE         NONE     400,000
UNITED STATES NATL GAS FUND   UNIT             912318102   5,992   1,000,000   SH          SOLE         NONE   1,000,000
UNITED STATES NATL GAS FUND   UNIT             912318102  11,683      19,500   SH   CALL   SOLE         NONE      19,500
WELLCARE HEALTH PLANS INC     COM              94946T106   4,533     150,000   SH          SOLE         NONE     150,000
XEROX CORP                    COM              984121103  18,432      16,000   SH   CALL   SOLE         NONE      16,000
YRC WORLDWIDE INC             COM NEW          984249300   6,915      18,588   SH   PUT    SOLE         NONE      18,588
YAHOO INC                     COM              984332106   8,315     500,000   SH          SOLE         NONE     500,000